Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2018
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses and Other Assets
16.	PREPAID EXPENSES AND OTHER ASSETS

		As at December 31,
In thousands of U.S. Dollars	Note	2018	2017
Prepaid royalties		987	5,704
Prepaid expenses		38,688	22,281
Vendor deposits		1,297	1,408
Other current assets		2,973	302
Total current portion of prepaid expenses and other assets		43,945	29,695
Prepaid royalties		15,963	16,444
Vendor deposits		758	70
Long term investments	13	6,773	6,981
Investment tax credits receivable		2,483	3,056
Deferred financing costs	17	6,783	—
Total non-current portion of prepaid expenses and other assets		32,760	26,551

Prepaid royalties include prepaid revenue share paid to business partners. Prepaid expenses are included within selling and general and administrative expenses when recognized as an expense. Deferred financing costs relate to capitalized transaction costs in respect of the Revolving Credit Facility.